SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Total cash originations from sales-type and direct financing leases	¥ 0		¥ 45,606	¥ 91,343
Total Cash Receipts From Sales-Type And Direct Financing Leases	¥ 318,674	$ 46,203	¥ 546,221	¥ 380,187